Investment Securities, Available-for-sale Securities, Gross Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	$ 242,473	$ 78,389
12 months or more - Fair Value	264,996	491,378
Total - Fair Value	507,468	569,767
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	2,501	573
12 months or more - Gross Unrealized Loss	5,452	6,730
Total - Gross Unrealized Loss	7,953	7,303
U. S. Government Sponsored Enterprises [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	41,786	12,840
12 months or more - Fair Value	9,932	54,959
Total - Fair Value	51,718	67,799
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	113	81
12 months or more - Gross Unrealized Loss	68	541
Total - Gross Unrealized Loss	181	622
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	187,605	65,549
12 months or more - Fair Value	167,549	325,476
Total - Fair Value	355,153	391,025
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	2,147	492
12 months or more - Gross Unrealized Loss	3,179	3,163
Total - Gross Unrealized Loss	5,326	3,655
Small Business Administration-Guaranteed Participation Securities [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	7,529	0
12 months or more - Fair Value	82,888	100,496
Total - Fair Value	90,417	100,496
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	111	0
12 months or more - Gross Unrealized Loss	2,093	2,777
Total - Gross Unrealized Loss	2,204	2,777
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Commercial [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	5,553	0
12 months or more - Fair Value	4,627	10,447
Total - Fair Value	10,180	10,447
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	130	0
12 months or more - Gross Unrealized Loss	112	249
Total - Gross Unrealized Loss	$ 242	$ 249